Note 16 - Commitments and Contingencies (Details)		1 Months Ended	12 Months Ended
	Dec. 04, 2012 CNY (¥)	Nov. 30, 2015	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Oct. 19, 2011
Note 16 - Commitments and Contingencies (Details) [Line Items]
Property Subject to or Available for Operating Lease, Number of Units			13	13
Operating Leases, Rent Expense			¥ 97,281	$ 1,404,378	¥ 8,688,546	¥ 8,984,026
Litigation Settlement, Amount	¥ (3,944,898)
State Administration of Taxation, China [Member] | Earliest Tax Year [Member]
Note 16 - Commitments and Contingencies (Details) [Line Items]
Income Tax Examination, Year under Examination		2004
State Administration of Taxation, China [Member] | Latest Tax Year [Member]
Note 16 - Commitments and Contingencies (Details) [Line Items]
Income Tax Examination, Year under Examination		2014
Judicial Ruling [Member]
Note 16 - Commitments and Contingencies (Details) [Line Items]
Loss Contingency, Pending Claims, Number							4
Minimum [Member]
Note 16 - Commitments and Contingencies (Details) [Line Items]
Lessee Leasing Arrangements, Operating Leases, Term of Contract			1 year	1 year
Maximum [Member]
Note 16 - Commitments and Contingencies (Details) [Line Items]
Lessee Leasing Arrangements, Operating Leases, Term of Contract			5 years	5 years